OTHER DISCLOSURES - Remuneration of the Board of Directors and Executive Management (Details)	12 Months Ended
	Dec. 31, 2019 DKK (kr) item	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 42,000,000	kr 34,000,000	kr 39,000,000
Share-based compensation expenses	38,000,000	32,000,000	28,000,000
Defined contribution plans	1,000,000	1,000,000	1,000,000
Total	81,000,000	kr 67,000,000	kr 68,000,000
Basic board fee	kr 400,000
Number of times basic fee received by Deputy Chairman | item	2
Number of times basic fee received by Chairman | item	3
Audit and Finance Committee membership basic fee	kr 100,000
Audit and Finance Committee Chairman receiving fee	150,000
Audit and Finance Committee meeting fee	10,000
Compensation Committee membership basic fee	80,000
Compensation Committee Chairman receiving fee	120,000
Compensation Committee meeting fee	10,000
Nominating and Corporate Governance Committee membership basic fee	70,000
Nominating and Corporate Governance Committee Chairman receiving fee	100,000
Nominating and Corporate Governance Committee meeting fee	10,000
Scientific Committee membership basic fee	100,000
Scientific Committee Chairman receiving fee	130,000
Scientific Committee meeting fee	kr 10,000